CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenues	$ 928	$ 2,774	$ 9,192
Business tax and other sales tax	(83)	(101)	(119)
Net revenues	845	2,673	9,073
Less: Cost of revenues	1,376	3,114	12,654
Gross profit (loss)	(531)	(441)	(3,581)
Operating expenses:
Selling and marketing	559	1,411	1,978
General and administrative	2,731	5,483	7,871
Research and development	35	35	365
Total operating expenses	3,325	6,929	10,214
Loss from continuing operations	(3,856)	(7,370)	(13,795)
Other income (expenses):
Interest expense, net	(320)	(835)	(2,884)
Loss from and impairment on long-term investments	114	(2,670)	(2,990)
Other income, net	4,186	4,909	581
Total other income (expense)	3,980	1,404	(5,293)
Loss (income) from continuing operation before income taxes	124	(5,966)	(19,088)
Income tax (benefits) expenses	1	17	284
Net income (loss) from continuing operation	123	(5,983)	(19,372)
Net income (loss) from discontinued operations, net of income taxes	(317)	(6,328)	1,585
Loss from disposal of discontinued operations, net of income taxes	0	0	0
Net loss	(194)	(12,311)	(17,787)
Less: Net (loss) income attributable to non-controlling interests	380	1,024	(452)
Net income (loss) attributable to AirNet Technology Inc.'s shareholders	$ (574)	$ (13,335)	$ (17,335)
Net income (loss) per ordinary share
Basic (in dollars per share)	$ (0.09)	$ (1.71)	$ (3.95)
Diluted (in dollars per share)	$ (0.09)	$ (1.71)	$ (3.95)
Weighted average shares used in calculating net loss per ordinary share
Basic	6,571,281	7,803,348	4,390,703
Diluted	6,571,281	7,803,348	4,390,703
ADS
Net income (loss) per ordinary share
Basic (in dollars per share)	$ (0.09)	$ (1.71)	$ (3.95)
Diluted (in dollars per share)	$ (0.09)	$ (1.71)	$ (3.95)
Weighted average shares used in calculating net loss per ordinary share
Basic	6,571,281	7,803,348	4,390,703
Diluted	6,571,281	7,803,348	4,390,703